Supplement dated June 17, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated October 1, 2010

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A. Effective July 1, 2011, the name of PNC Small Cap Core Fund will be changed to PNC Small Cap Fund. All references throughout the prospectus to PNC Small Cap Core Fund are to be deleted and replaced in their entirety with PNC Small Cap Fund.

B. Under “Principal Investment Strategies” for PNC Balanced Allocation Fund on pages 1-2 of the prospectus, the first three paragraphs are deleted and replaced in their entirety with the following:

The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on the Adviser’s assessment of market conditions.

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds, and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least $100 million. The Fund uses a blended investment style.

The Fund primarily invests the fixed income portion of its portfolio in a broad range of debt securities in order to generate current income. The dollar-weighted average maturity of the Fund’s fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

C. Under “Principal Risks” for PNC Balanced Allocation Fund on page 2 of the prospectus add the following:

High-Yield Bond Risk. Debt securities that are rated below investment grade involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

D. Under “Details About the Funds” on page 34 of the prospectus, the first sentence of the first paragraph under PNC Balanced Allocation Fund is to be deleted and replaced in its entirety with the following:

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds, and up to 30% of its net assets in cash and cash equivalent securities, and all types of short-term money market instruments.

E. Under “Details About the Funds” on page 34 of the prospectus, the second sentence of the second paragraph under PNC Balanced Allocation Fund is to be deleted and replaced in its entirety with the following:

The Fund primarily invests the fixed income portion of its portfolio of investments in a broad range of debt securities for current income.

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F. Under “More Information About Principal Risks” to the chart on page 40 of the prospectus, add High Yield Bond Risk as a principal risk for PNC Balanced Allocation Fund.

G. Under “More Information About Principal Risks” on page 41 of the prospectus add the following:

High-Yield Bond Risk. Investments in high-yield, lower rated securities (“junk bonds”) involve greater risk than investments in investment grade securities. Such risks include:

•

A greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness.

•

The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

•

Market prices for high-yield, lower rated securities may be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

•	The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

•

Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting a Fund’s interests.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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Supplement dated June 17, 2011 to the

PNC Equity Funds I Shares Prospectus

dated October 1, 2010

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A. Effective July 1, 2011, the name of PNC Small Cap Core Fund will be changed to PNC Small Cap Fund. All references throughout the prospectus to PNC Small Cap Core Fund are to be deleted and replaced in their entirety with PNC Small Cap Fund.

B. Under “Principal Investment Strategies” for PNC Balanced Allocation Fund on page 1 of the prospectus, the first three paragraphs are deleted and replaced in their entirety with the following:

The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on the Adviser’s assessment of market conditions.

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds, and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least $100 million. The Fund uses a blended investment style.

The Fund primarily invests the fixed income portion of its portfolio in a broad range of debt securities in order to generate current income. The dollar-weighted average maturity of the Fund’s fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

C. Under “Principal Risks” for PNC Balanced Allocation Fund on page 2 of the prospectus add the following:

High-Yield Bond Risk. Debt securities that are rated below investment grade involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

D. Under “Details About the Funds” on page 26 of the prospectus, the first sentence of the first paragraph under PNC Balanced Allocation Fund is to be deleted and replaced in its entirety with the following:

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds, and up to 30% of its net assets in cash and cash equivalent securities, and all types of short-term money market instruments.

E. Under “Details About the Funds” on page 26 of the prospectus, the second sentence of the second paragraph under PNC Balanced Allocation Fund is to be deleted and replaced in its entirety with the following:

The Fund primarily invests the fixed income portion of its portfolio of investments in a broad range of debt securities for current income.

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F. Under “More Information About Principal Risks” to the chart on page 32 of the prospectus, add High Yield Bond Risk as a principal risk for PNC Balanced Allocation Fund.

G. Under “More Information About Principal Risks” on page 33 of the prospectus add the following:

High-Yield Bond Risk. Investments in high-yield, lower rated securities (“junk bonds”) involve greater risk than investments in investment grade securities. Such risks include:

•

A greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness.

•

The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

•

Market prices for high-yield, lower rated securities may be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

•	The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

•

Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting a Fund’s interests.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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Supplement dated June 17, 2011 to the

PNC Funds Statement of Additional Information (“SAI”)

Dated October 1, 2010

This Supplement provides new and additional information beyond that contained in the above-mentioned

SAI and should be read in conjunction with the SAI.

A. Effective July 1, 2011, the name of PNC Small Cap Core Fund will be changed to PNC Small Cap Fund. All references throughout the SAI to PNC Small Cap Core Fund are to be deleted and replaced in their entirety with PNC Small Cap Fund.

* * * * *

B. Under the section entitled “Additional Information about the Funds” on page 2 of the SAI, the following paragraphs regarding PNC Balanced Allocation Fund are to be deleted and replaced in their entirety with the following:

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, fixed income securities, securities convertible into common stocks (i.e., warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed income securities, options and rights) and cash equivalent securities. The Fund intends to invest 45% to 75% of its net assets in common stocks and securities convertible into common stocks, 25% to 55% of its net assets in fixed income securities and up to 30% of its net assets in cash and cash equivalents. Of these investments, no more than 25% of the Fund’s total assets will be invested in foreign securities and may include investing in emerging market securities.

The Fund holds common stocks primarily for the purpose of providing long-term growth of capital. When selecting stocks for the Fund, the Adviser will consider primarily their potential for long-term capital appreciation.

* * * * *

C. Effective May 3, 2011, Kelley J. Brennan resigned as a Trustee and Chairman of the Audit Committee for PNC Funds (the “Trust”). Effective June 2, 2011, John R. Murphy and Robert D. Neary retired as Trustees and Co-Chairmen of the Board of Trustees of the Trust. Effective June 3, 2011, John G. Drosdick became Chairman of the Board of Trustees of the Trust.

The section entitled “TRUSTEES AND OFFICERS” on pages 67-72 of the SAI is to be deleted and replaced in its entirety with the following:

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with Delaware law and the Trust’s Agreement and Declaration of Trust. Information pertaining to the Trustees and officers of the Trust is set forth below. None of the Trustees are affiliated with the Adviser or its affiliates and none of the Trustees are “interested persons” as defined in Section 2 (a)(19) of the 1940 Act. The Trustees and officers of the Trust are Trustees/Directors and officers of other registered investment companies managed, advised, administered or distributed by the Adviser or its affiliates. A list of the Trustees and officers of the Trust and a brief statement of their present positions and principal occupations during the past five years are set out below.

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Name, Address[1] Age and Date of Birth	Position Held with Fund and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[4]
Dorothy A. Berry – 67 Date of Birth: 9/12/43	Trustee Since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986; Chairman, Independent Directors Council, since 2010.	11 registered investment companies consisting of 36 portfolios	Chairman and Director, Professionally Managed Portfolios.

John G. Drosdick – 67 Date of Birth: 8/9/43	Trustee Since November 1, 2010; Chairman of the Board and Nominating Committee since June 3, 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 2000 – 2008.	11 registered investment companies consisting of 36 portfolios	Director and
Chairman of the
Compensation
Committee, United
States Steel
Corporation (steel
producer); Director,
H.J. Heinz Company
(U.S.-based food
company); Director,
Lincoln Financial
Corporation
(financial services)
until 2005.

Richard W. Furst – 72 Date of Birth: 9/13/38	Trustee Since June 1990	Consultant and Private Investor, Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky, since 2003.	11 registered investment companies consisting of 36 portfolios	Director, Central Bank & Trust Co.; Director, Central Bancshares.

Dale C. LaPorte – 69 Date of Birth: 1/04/42	Trustee Since April 2005; Chairman of the Legal Compliance Committee since May 2009	Retired; Senior Vice
President and
General Counsel,
Invacare Corporation
(manufacturer of
healthcare products),
December 2005-
2008; Partner, 1974 -
2005 and Chairman
of Executive
Committee, 2000 –
2004, of Calfee,
Halter & Griswold
		LLP (law firm).	11 registered investment companies consisting of 36 portfolios	Director, Invacare Corporation.

L. White Matthews, III—65 Date of Birth: 10/5/45	Trustee Since February 8, 2010; Chairman of Audit Committee since June 3, 2011	Director and Chairman of the Board of Constar International Inc. (plastic packaging manufacturer), 2009 to present; Chairman and Director, Ceridian Corporation	11 registered investment companies consisting of 36 portfolios	Director, Matrixx Initiatives, Inc. (pharmaceuticals); Imation Corp. (data storage products).

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(payroll and human resources services), 2003 to 2007.

Edward D. Miller, M.D.—68 Date of Birth: 2/1/43	Trustee Since February 8, 2010	Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present.	11 registered investment companies consisting of 36 portfolios	Director, Care Fusion (health care devices).

Name, Address Age and Date of Birth	Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kevin A. McCreadie[5] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 8/14/60 Age: 50	President Since February 2010	President and Chief Executive Officer, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.), since March 2004; Chief Investment Officer of PNC Capital Advisors, LLC since 2002; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007.

Jennifer E. Spratley[5] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 2/13/69 Age: 42	Vice President Since March 2010	Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.

Jeffrey P. Pruitt 1900 East 9th Street, 15th Floor Cleveland, OH 44114 Date of Birth: 8/30/71 Age: 39	Chief Compliance Officer Since November 2010	Head of Compliance Programs, PNC Capital Advisors, LLC since October 2010; Chief Compliance Officer, Thrivent Financial for Lutherans (“Thrivent”), February 2010-May 2010; Director of Investment Company Compliance, Thrivent, 2004-February 2010.

John F. Kernan[5] 1900 East 9th Street, 14th Floor Cleveland, OH 44114 Date of Birth: 9/17/65 Age: 45	Treasurer Since June 2010

Senior Vice President and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Vice President, National City Bank, June 2004 – September 2009.

Savonne L. Ferguson[5] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 10/31/73 Age: 37	Secretary since November 2010 (formerly Assistant Secretary from June 2010 to November 2010)	Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (formerly, PNC Capital Advisors, Inc.) since 2010; Vice President, PNC Capital Advisors, Inc. 2007-2009; Assistant Vice President, PNC Capital Advisors, Inc. 2002-2007.

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Randi Gage[5] 301 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 4/27/59 Age: 52	Assistant Secretary Since February 2011 to present	Vice President and Director, Regulatory Administration, BNY Mellon Investment Servicing (US) Inc. since March 2011; Vice President and Senior Manager, BNY Mellon Investment Servicing (U.S.) Inc., 2009-2011; Assistant Vice President and Manager, BNY Mellon Investment servicing (US) Inc., 2007-2009.

Patrick Glazar[6] 103 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 7/8/67 Age: 43	Assistant Treasurer Since May 2008 (formerly Treasurer from February 2006 to May 2008)	Vice President and Senior Director, Accounting and Administration, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S) Inc.) since September 2002.

[1]	Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, Two Hopkins Plaza, 4th Floor, Baltimore, MD 21201, Attention: Savonne L. Ferguson.
[2]

Any Trustee may resign at any time by giving written notice to the secretary of the Trust or to the Board of Trustees. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

[3]

The “Fund Complex” is comprised of eleven registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Alternative Investment Funds (three portfolios), PNC Funds (thirty portfolios) and PNC Advantage Funds (three portfolios).

[4]

Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to PNC Funds, each Trustee serves as a Trustee of PNC Advantage Funds and a Director of the PNC Alternative Investment Funds complex. Mr. Drosdick serves as Chairman of PNC Advantage Funds and the PNC Alternative Investment Funds complex.

[5]	Mmes. Ferguson, Gage and Spratley and Messrs. Kernan, Pruitt and McCreadie also serve as Officers of PNC Advantage Funds and PNC Alternative Investment Funds in their same capacities.
[6]	Mr. Glazar also services as Officer of PNC Advantage Funds in the same capacity.

The information above includes each Trustee’s principal occupation during the last five years or longer if relevant to the Trustee’s qualifications to serve on the Board. Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee. The cumulative background of the Trustees, and the role each plays as a member of a board that collectively possesses the talents needed for the representation of shareholder interests led to the conclusion that each Trustee should serve as a Trustee for the Trust. Among others, the following attributes were specifically noted in the evaluation of the Trustees: Ms. Berry, an attorney by training, has been an executive in various aspects of the finance and mutual fund industry for more than thirty years. Mr. Drosdick brings experience as a senior executive of a major corporation and as a director of both commercial and financial companies. Dr. Furst has substantial academic and professional experience in finance, including serving as an Endowed Professor of Finance and as Dean of the Gatton College of Business and Economics. Mr. LaPorte, also a lawyer, brings to the Board years of experience counseling business entities of all kinds. Mr. Matthews has served as the chief financial officer of two large enterprises and brings a significant depth of experience to the Board. Dr. Miller has demonstrated leadership and management abilities evidenced in his senior executive positions. In addition, with the exception of Mr. Drosdick who just recently joined the Board, the Trustees’ previous experience on the Board provides a deep understanding of the issues impacting the shareholders of the Funds.

The Board has appointed an independent Trustee as Chairman of the Board. The Board has also engaged the Adviser and Co-Administrators to manage and administer the Funds and to retain other service providers, as necessary. All parties engaged to render services to the Funds are subject to the oversight of the Board. The Chairman presides at meetings, oversees preparation of meeting agenda, serves as liaison to the third-party service providers and other Trustees and officers and performs such acts and duties as may be permitted by the Trust’s Agreement and Declaration of Trust, Bylaws, policies and governing law. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The designation of the Chairman does not impose on the Chairman any duties, obligations or liability beyond that imposed on such person as a member of the Board generally. The Board conducts regular quarterly meetings and any such special meetings as required, either in

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person or telephonically to ensure the uninterrupted oversight of the management of the Trust. The Board regularly meets separately from the Adviser and other service providers to consider matters that are scheduled to come before the Board and to meet periodically with the Trust’s Chief Compliance Officer. As part of its duties, the Board oversees risk relating to the Funds. Through reports and interactions with the Adviser during and between meetings, the Board monitors various types of risk including, but not limited to, investment risk, operational risk and enterprise risk as well as the operation of the Adviser’s risk management program. There can be no assurance that all components of risk have been identified by the Board. The Board relies on professionals, such as the independent registered public accountants and legal counsel, to assist the Trustees in performing their oversight responsibilities. The Board has established the committees described below, and may establish ad hoc committees from time to time to assist the Board in fulfilling its oversight responsibilities. The Board believes that its leadership structure is appropriate because it enables the Board to exercise informed and independent judgment over matters under its purview by the delegation of responsibility among committees of the Board and frequent communications with professionals retained to serve the Funds, including the Adviser, legal counsel, financial and accounting professionals and compliance personnel, all of whom enhance the Board’s oversight.

Any officers of the Trust shall be appointed by the Board, or to the extent permitted by the Board, by the president, and each shall serve at the pleasure of the Board, or to the extent permitted by the Board, at the pleasure of the president, subject to the rights, if any, of an officer under any contract of employment. Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board at any regular or special meeting of the Board, or, to the extent permitted by the Board, by the president at any time. Any officer may resign at any time by giving written notice to the Trust. Such resignation shall take effect upon receipt unless specified to be effective at some later time and, unless otherwise specified in such notice, the acceptance of the resignation shall not be necessary to make it effective. Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.

The Trust’s Board has formed three committees: an Audit Committee, a Nominating Committee, and a Legal Compliance Committee. Each Committee is composed of the Trust’s six Trustees: Dorothy A. Berry, John G. Drosdick, Richard W. Furst, Dale C. LaPorte, L. White Matthews, III, and Edward D. Miller, M.D.

The Audit Committee generally oversees the Trust’s accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the Trust’s Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of the Trust’s internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust’s financial statements. The Audit Committee was established on May 22, 2003 and held four formal meetings during the last fiscal year.

The function of the Nominating Committee is to identify candidates for election to the Board using a variety of means as it determines are necessary or appropriate, including recommendations of shareholders or members, as described below. The Committee may also solicit recommendations from current and former Trustees/Directors, management or others who may be familiar with qualified candidates. The Committee may, in its sole discretion, retain and terminate any search firm (and approve such search firm’s fees and other retention terms) to assist in the identification of candidates. In considering candidates for Trustee/Director nominee, the Committee shall give due consideration to the overall Board balance of diversity of skills, perspectives, backgrounds and experiences. The Nominating Committee met once during the last fiscal year.

The Nominating Committee is responsible for identifying and recommending qualified candidates for election to the Board. The Committee shall accept and review shareholder nominations for Trustees who are not “interested persons” of the Trust as defined under Section 2(a)(19) of the 1940 Act. The Nominating Committee will evaluate the nominees’ qualifications for Board membership and their independence from the Trust’s investment adviser and other principal service providers. Specific qualifications will be based on the needs of the Board at the time of the nomination. A shareholder nomination for Trustee may be submitted to the Trust by sending the nomination to the Trust’s Secretary at Two Hopkins Plaza, Baltimore, MD 21201 with the following information:

•	Shareholder’s name, the fund name and number of fund shares owned and length of period held;

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•	Name, age and address of candidate;

•

A detailed resume describing , among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•	Number of fund shares owned by the candidate and length of time held;

•

A supporting statements which (i) describes the candidate’s reasons for seeking election to the Board of Trustees and (ii) documents his/her ability to satisfy the director qualifications described in the board’s policy; and

•	A signed statement from the candidate confirming his/her willingness to serve on the Board of Trustees.

The Secretary will submit all nominations to the Committee. The Committee shall assess shareholder nominees in the same manner it reviews its own nominations.

The Legal Compliance Committee includes all Independent Trustees. The Legal Compliance Committee is responsible for the confidential receipt, retention and consideration of any report of evidence of a material violation of securities laws relating to the Funds or Adviser. The Legal Compliance Committee was established on May 14, 2009 and did not meet during the last fiscal year.

* * * * *

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D. The third paragraph of the disclosure in the SAI supplement date December 3, 2010 to replace the section entitled “Certain Interests of Independent Trustees” on pages 73-74 of the SAI is to be deleted in its entirety.

*****

E. Under the section entitled “COUNSEL” on page 106 of the SAI, the second sentence in the paragraph is to be deleted and replaced in its entirety with the following:

Schiff Hardin LLP, with offices at 1666 K Street NW, Suite 300, Washington, DC 20006, serves as counsel to the Independent Trustees.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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